Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Interest income	$ 2,169	$ 2,313	$ 2,352	$ 2,409	$ 2,519	$ 2,588	$ 2,691	$ 2,592	$ 9,243	$ 10,390
Interest expense	369	394	427	464	512	564	581	605	1,654	2,262
Net interest income	1,800	1,919	1,925	1,945	2,007	2,024	2,110	1,987	7,589	8,128
Provision for loan losses	179	234	578	376	303	(67)	(19)	67	1,367	284
Other income	637	802	390	447	621	469	393	449	77	75
Other expenses	2,191	2,077	2,143	2,301	2,241	2,325	2,260	2,208	8,712	9,034
Income (Loss) - before income tax expense	67	410	(406)	(285)	84	235	262	161	(214)	742
Income tax (benefit) expense	885	137	(136)	(886)
Net income (loss)	$ (818)	$ 273	$ (270)	$ 601	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Net income (loss) per share
Basic	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.03	$ 0.08	$ 0.09	$ 0.06	$ (0.07)	$ 0.26
Diluted	$ (0.28)	$ 0.09	$ (0.09)	$ 0.21	$ 0.03	$ 0.08	$ 0.09	$ 0.06	$ (0.07)	$ 0.26
Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884	2,884	2,884	2,884	2,884
Cash dividends declared per common share